Exhibit 99.1

GM Financial Automobile Leasing Trust 2026-3

4.830% Exchange Note

Class A-1 4.00200% Asset Backed Notes

Class A-2A 4.33% Asset Backed Notes

Class A-2B Floating Rate Asset Backed Notes

Class A-3 4.53% Asset Backed Notes

Class A-4 4.62% Asset Backed Notes

Class B 4.71% Asset Backed Notes

Class C 4.82% Asset Backed Notes

Servicer’s Certificate

Beginning of Period:	07/01/26
End of Period:	08/31/26
Number of days in Interest Period (Actual/360):	39
Number of days in Collection Period:	62
Report Due Date:	09/17/26
Distribution Date:	09/21/26
Transaction Month:	1

2026-3				Original Agg.
Designated Pool	Units	Start Date	Closing Date	Securitization Value
	31,879	07/01/2026	08/13/2026	$1,111,652,923

Total	31,879			$1,111,652,923

RECONCILIATION OF 2026-3 DESIGNATED POOL AGGREGATE SECURITIZATION VALUE

{1}	Beginning of period Aggregate Securitization Value		{1}	$1,111,652,923

{2}	Reduction in Agg. Securitization Value due to payments	{2}	18,108,689
{3}	Reduction in Agg. Securitization Value due to Defaulted Leases	{3}	2,735,676
{4}	Reduction in Agg. Securitization Value due to early terminations, dealer buyouts, cancellations, repurchases	{4}	10,738,118
{5}	Other adjustments	{5}	0
{6}	Total change in Agg. Securitization Value		{6}	31,582,483

{7}	End of period Aggregate Securitization Value		{7}	$1,080,070,440

{8}	Pool Factor		{8}	97.158962%

RECONCILIATION OF 2026-3 EXCHANGE NOTE

{9}	Original Exchange Note Balance	{9}	$1,060,000,000

{10}	Beginning of period Exchange Note Balance	{10}	$1,060,000,000

{11}	Exchange Note Principal Payment Amount	{11}	31,582,483

{12}	End of period Exchange Note Balance	{12}	$1,028,417,517

{13}	Note Pool Factor	{13}	97.020520%

RECONCILIATION OF THE ASSET BACKED NOTES

			Class A-1	Class A-2A	Class A-2B	Class A-3	Class A-4
{14}	Original Note Balance	{14}	$137,220,000	$295,000,000	$90,220,000	$315,180,000	$67,860,000

{15}	Beginning of period Note Balance	{15}	$137,220,000	$295,000,000	$90,220,000	$315,180,000	$67,860,000

{16}	Noteholders’ Principal Distributable Amount	{16}	31,582,483	0	0	0	0
{17}	Noteholders’ Accelerated Principal Amount	{17}	11,158,898	0	0	0	0
{18}	Aggregate Principal Parity Amount	{18}	0	0	0	0	0
{19}	Matured Principal Shortfall	{19}	0	0	0	0	0

{20}	End of period Note Balance	{20}	$94,478,619	$295,000,000	$90,220,000	$315,180,000	$67,860,000

{21}	Note Pool Factor	{21}	68.851930%	100.000000%	100.000000%	100.0000000%	100.000000%

			Class B	Class C	TOTAL
{22}	Original Note Balance	{22}	$49,450,000	$45,600,000	$1,000,530,000

{23}	Beginning of period Note Balance	{23}	$49,450,000	$45,600,000	$1,000,530,000

{24}	Noteholders’ Principal Distributable Amount	{24}	0	0	31,582,483
{25}	Noteholders’ Accelerated Principal Amount	{25}	0	0	11,158,898
{26}	Aggregate Principal Parity Amount	{26}	0	0	0
{27}	Matured Principal Shortfall	{27}	0	0	0

{28}	End of period Note Balance	{28}	$49,450,000	$45,600,000	$957,788,619

{29}	Note Pool Factor	{29}	100.000000%	100.000000%	95.728126%

EXCHANGE NOTE MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Principal payment calculation:

{30}	Beginning of period Designated Pool Balance		{30}	$1,111,652,923

{31}	Ending Designated Pool Balance	{31}	1,080,070,440
{32}	Unpaid prior Exchange Note Principal Payment Amount	{32}	0
{33}	Sum of {31} + {32}		{33}	1,080,070,440

{34}	Exchange Note Principal Payment Amount {30} - {33}		{34}	$31,582,483

Interest calculation:

	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{35}	$1,060,000,000	$0	4.830%	38	30/360	$5,404,234

RECONCILIATION OF EXCHANGE NOTE COLLECTION ACCOUNT

Additions:

{36}	2026-3 Designated Pool Collections (net of Liquidation Proceeds and fees)	{36}	$36,485,310
{37}	Net Liquidation Proceeds collected during period	{37}	14,095,270
{38}	Investment Earnings	{38}	73,521
{39}	Investment Earnings - transferred to Indenture Note Collection Account	{39}	(73,521)
{40}	Deposit from Servicer	{40}	0

{41}	Total Additions:		{41}	50,580,580

Distributions:

{42}	To the Servicer, Designated Pool Servicing Fee	{42}	1,914,513
{43}	To the 2026-3 Exchange Noteholder, the Exchange Note Interest Payment Amount	{43}	5,404,234
{44}	To the 2026-3 Exchange Noteholder, the Exchange Note Principal Payment Amount	{44}	31,582,483
{45}	To the 2026-3 Exchange Noteholder, any funds available to pay obligations pursuant to Indenture Section 8.3 (a)(i) through (xiv)	{45}	10,325,270
{46}	To the 2026-3 Exchange Noteholder, all remaining funds to be applied as Excess Exchange Note Payments	{46}	1,354,080

{47}	Total Distributions:		{47}	$50,580,580

NOTEHOLDERS’ MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Noteholders’ Principal Distributable calculation:

{48}	Beginning Agg. Securitization Value	{48}	$1,111,652,923
{49}	Ending Agg. Securitization Value	{49}	1,080,070,440
{50}	Principal Distributable Amount {48} - {49}		{50}	31,582,483

{51}	Noteholders’ Principal Carryover Amount		{51}	0

{52}	Principal Distributable Amount + Noteholders’ Principal Carryover Amount			{52}	31,582,483

{53}	Amount required to reduce Outstanding Amount after giving effect to distributions made pursuant to Indenture Section 8.3 (a) (i) through (x) to the Required Pro Forma Note Balance			{53}	42,741,381

{54}	Noteholders’ Principal Distributable Amount Lesser of {52} and {53}				{54}	$31,582,483

Noteholders’ Interest Distributable calculation:

	Class	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{55}	Class A-1	$137,220,000	$0	4.00200%	39	Actual/360	$594,918
{56}	Class A-2A	$295,000,000	0	4.33%	38	30/360	1,348,314
{57}	Class A-2B	$90,220,000	0	3.98283%	39	Actual/360	389,276
{58}	Class A-3	$315,180,000	0	4.53%	38	30/360	1,507,086
{59}	Class A-4	$67,860,000	0	4.62%	38	30/360	330,931
{60}	Class B	$49,450,000	0	4.71%	38	30/360	245,849
{61}	Class C	$45,600,000	0	4.82%	38	30/360	232,003

RECONCILIATION OF INDENTURE COLLECTION ACCOUNT

Available Funds:

{62}	2026-3 Exchange Note Collections	{62}	$48,666,067
{63}	Investment Earnings	{63}	0
{64}	Investment Earnings - transferred from Exchange Note Collection Account	{64}	73,521
{65}	Investment Earnings - and amounts released from Reserve Account pursuant to Section 2.14(b)(ii) of Servicing Supplement	{65}	4,917
{66}	Optional Purchase Price	{66}	0
{67}	Indenture Section 5.4 disposition of Collateral	{67}	0
{68}	Available Funds:		{68}	48,744,505

{69}	Reserve Account Withdrawal Amount	{69}	0

{70}	Total Distributable Funds:		{70}	48,744,505

Distributions:

{71}	To the Successor Servicer, unpaid transition expenses, pro rata	{71}	0
{72}	To the Indenture Trustee, any accrued and unpaid fees & expenses, pro rata	{72}	417
{73}	To the Issuer Owner Trustee, any accrued and unpaid fees & expenses, pro rata	{73}	250
{74}	To the Asset Representations Reviewer, any accrued and unpaid fees & expenses, pro rata	{74}	0
{75}	Class A-1 Noteholders’ Interest Distributable Amount pari passu	{75}	594,918
{76}	Class A-2A Noteholders’ Interest Distributable Amount pari passu	{76}	1,348,314
{77}	Class A-2B Noteholders’ Interest Distributable Amount pari passu	{77}	389,276
{78}	Class A-3 Noteholders’ Interest Distributable Amount pari passu	{78}	1,507,086
{79}	Class A-4 Noteholders’ Interest Distributable Amount pari passu	{79}	330,931
{80}	Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{80}	0
{81}	Class B Noteholders’ Interest Distributable Amount	{81}	245,849
{82}	Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{82}	0
{83}	Class C Noteholders’ Interest Distributable Amount	{83}	232,003
{84}	Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{84}	0
{85}	Noteholders’ Principal Distributable Amount	{85}	31,582,483
{86}	To the Reserve Account, the Reserve Account Required Amount	{86}	0
{87}	To the Noteholders, the Accelerated Principal Amount (as calculated below)	{87}	11,158,898
{88}	To the Successor Servicer, any amounts in excess of the caps set forth, pro rata	{88}	0
{89}	To the Indenture Trustee, any amounts in excess of the caps set forth, pro rata	{89}	0
{90}	To the Asset Representations Reviewer, any amounts in excess of the caps set forth, pro rata	{90}	0
{91}	To the Issuer Owner Trustee, any amounts in excess of the caps set forth, pro rata	{91}	0
{92}	To the Issuer Trust Certificateholders, the aggregate amount remaining	{92}	1,354,080

{93}	Total Distributions:		{93}	$48,744,505

PRINCIPAL PARITY AMOUNT CALCULATION

	Class	(X) Cumulative Note Balance	(Y) Aggregate Securitization Value	(I) Excess of (X) - (Y)	(II) Total Available Funds in Indenture Collection Account	Lesser of (I) or (II)
{94}	Class A	$905,480,000	$1,080,070,440	$0	$44,573,313	$0
{95}	Class B	954,930,000	1,080,070,440	0	44,327,464	0
{96}	Class C	1,000,530,000	1,080,070,440	0	44,095,461	0

ACCELERATED PRINCIPAL AMOUNT CALCULATION

{97}	Excess Total Available Funds			{97}	$12,512,978

{98}	Beginning Note Balance	{98}	1,000,530,000
{99}	Principal payments through Indenture Section 8.3 (a) (i) through (xii)	{99}	31,582,483
{100}	Pro-Forma Note Balance		{100}	968,947,517

{101}	Ending Aggregate Securitization Value	{101}	1,080,070,440
{102}	11.0% of Aggregate Securitization Value as of Cutoff until Class A-2 is paid in full, 10.5% Thereafter ($122,281,821)	{102}	122,281,821
{103}	Required Pro Forma Note Balance {101} - {102}		{103}	957,788,619

{104}	Excess of Pro Forma Balance minus Required Pro Forma Balance {100} - {103}			{104}	11,158,898

{105}	Lesser of Excess Total Available Funds and Excess of Pro Forma Note Balance				{105}	$11,158,898

OVERCOLLATERALIZATION CALCULATIONS

Exchange Note:

{106}	Ending Aggregate Securitization Value	{106}	$1,080,070,440
{107}	End of Period Note Balance	{107}	1,028,417,517
{108}	Overcollateralization	{108}	51,652,923
{109}	Overcollateralization %		{109}	4.78%

Asset Backed Notes:

{110}	Ending Aggregate Securitization Value	{110}	1,080,070,440
{111}	End of Period Note Balance	{111}	957,788,619
{112}	Overcollateralization	{112}	122,281,821
{113}	Overcollateralization %		{113}	11.32%

RECONCILIATION OF 2026-3 CASH RESERVE ACCOUNT

{114}	Specified Reserve Balance		{114}	$2,779,132

{115}	Beginning of Period Reserve Account balance		{115}	$2,779,132
{116}	Investment Earnings	{116}	4,917
{117}	From the Indenture Collection Account, the Reserve Account Required Amount	{117}	0
{118}	To the Indenture Collection Account, the Reserve Account Withdrawal Amount	{118}	0
{119}	Total Reserve balance available:		{119}	2,784,049

{120}	Specified Reserve Balance		{120}	2,779,132

{121}	Release Excess Cash to Indenture Collection Available Funds		{121}	4,917

{122}	End of period Reserve Account balance		{122}	$2,779,132

ASSET REPRESENTATIONS REVIEW DELINQUENCY TRIGGER

			Dollars	Percentage
{123}	Receivables with Scheduled Payment delinquent 61 days or more	{123}	$784,203	0.07%

{124}	Compliance (Trigger Violation is a Delinquency Rate Greater Than 1.40%)	{124}		Yes

CREDIT RISK RETENTION ¹

			Dollars	Percentage
{125}	Fair Value of Residual Interest	{125}	$155,636,570	13.46%
{126}	Total Fair Value of Notes and Residual Interest	{126}	$1,156,166,570	100.00%

{127}	Compliance (Fair Value must be at least 5% of the aggregate value of the Notes and Residual Interest)	{127}		Yes

⁽¹⁾	Recalculated as of the closing date. Changes in the fair value methodology or inputs and assumptions as described in the prospectus include final interest rates and final tranche sizes as of the closing date and listed above. In determining the interest payments on the floating rate Class A-2-B Notes, 30-Day Average SOFR is assumed to reset consistent with the applicable forward rate curve as of August 13, 2026.

By:	/s/ Randal L. Willis
Name:	Randal L. Willis
Title:	Senior Vice President, Securitization & Conduit Reporting
Date:	September 16, 2026

GM Financial

GMALT 2026-3

Supplemental Monthly Data

August 31, 2026

	Aggregate Securitization Value	Residual Value
Beginning of Period	$1,111,652,923	$879,648,343
Change	(31,582,483)	(10,633,050)
End of Period	$1,080,070,440	$869,015,293

Residual Value as % of Agg. Securitization Value		80.46%

Delinquency

Leases with scheduled payment delinquent	Number of Leases	Agg. Securitization Value	Percentage(1)
0 - 30 days	31,381	1,076,266,214	99.65%
31 - 60 days	87	3,020,023	0.28%
61 - 90 days	23	763,050	0.07%
91 - 120 days	1	21,153	0.00%
Total	31,492	1,080,070,440	100.00%

Lease Terminations

	Current Period		Cumulative
	Number of Leases	Agg. Securitization Value	Number of Leases	Agg. Securitization Value
Retained vehicles by lessee
Early terminations	289	10,268,877	289	10,268,877
Standard terminations	0	0	0	0
Total retained by lessee	289	10,268,877	289	10,268,877
Returned Vehicles
Early terminations	16	469,241	16	469,241
Standard terminations	0	0	0	0
Total returned to dealer	16	469,241	16	469,241
Charged off leases / Repossessed vehicles	82	2,735,676	82	2,735,676
Repurchases	0	0	0	0
Other	0	0	0	0
Total terminations	387	13,473,794	387	13,473,794

Lease Extensions/Deferments

	Current Period
	Number of Leases	Agg. Securitization Value	Percentage

Term Extensions	0	0	0.00%

Deferments	10	408,411	0.04%

Net Credit (Gain) Loss

	Current Period	Cumulative
Agg. Securitized Value of early term defaults	2,735,676	2,735,676
less: Sales proceeds	1,958,361	1,958,361
less: Excess wear and excess mileage received	0	0
less: Other amounts received	0	0
Net Credit (Gain) Loss	777,315	777,315

Residual (Gain) Loss on Returned Vehicles

Agg. Securitized Value of returned vehicles sold by Servicer	504,186	504,186
add: Reimbursement of outstanding residual advance	N/A	N/A
less: Sales proceeds	524,460	524,460
less: Excess wear and excess mileage received	0	0
less: Other recovery amounts	0	0
Residual (Gain) Loss	(20,274)	(20,274)

	Current Period	Prev. Month
Prepay Speed	1.2168%

Return Rate based on Scheduled to Terminate(2)	0.0000%

Return Rate based on Terminated Leases(3)	4.1344%

(1) Percentages may not add to 100% due to rounding.
(2) Percentage of total number of vehicles returned to dealer over number of vehicles scheduled to terminate per month.
(3) Percentage of total number of vehicles returned to dealer over number of vehicles terminated per month.